Cover	9 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	VERDE RESOURCES, INC.
Entity Central Index Key	0001506929
Entity Tax Identification Number	32-0457838
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8112 Maryland Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	530-9071
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8112 Maryland Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	530-9071
Contact Personnel Name	Jack Wong